VIRTUS AllianzGI Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Shares	Value
Convertible Preferred Stocks—16.0%
Auto Components—0.9%
Aptiv plc Series A, 5.500%	141,015	$25,216
Capital Markets—0.9%
KKR & Co., Inc. Series C, 6.000%	360,780	27,802
Commercial Services & Supplies—0.5%
GFL Environmental, Inc., 6.000%	213,565	15,964
Communications Equipment—1.2%
2020 Cash Mandatory Exchangeable Trust 144A, 5.250%(1)	29,410	37,059
Construction & Engineering—0.6%
Fluor Corp. 144A, 6.500%(1)	17,360	18,417
Diversified Financial Services—0.6%
2020 Mandatory Exchangeable Trust 144A, 6.500%(1)	10,655	19,105
Electric Utilities—2.2%
AES Corp. (The), 6.875%	164,985	17,748
NextEra Energy, Inc., 5.279%	620,760	30,392
NextEra Energy, Inc., 6.219%	380,645	18,804
		66,944

Health Care—1.8%
Danaher Corp. Series A, 4.750%	29,880	53,742
Health Care Facilities—1.1%
Avantor, Inc. Series A, 6.250%	291,025	31,885
Healthcare Equipment & Supplies—1.0%
Boston Scientific Corp. Series A, 5.500%	251,735	29,216
Industrial Machinery—0.9%
Stanley Black & Decker, Inc., 5.250%	231,010	27,890
Machinery—0.6%
Colfax Corp., 5.750%	88,280	16,438
Media—0.6%
ViacomCBS, Inc. Series A, 5.750%	225,020	16,681
	Shares	Value

Pharmaceuticals—0.8%
Elanco Animal Health, Inc., 5.000%	416,875	$22,370
Professional Services—0.6%
Clarivate plc Series A, 5.250%	181,130	18,964
Semiconductors & Semiconductor Equipment—1.7%
Broadcom, Inc. Series A, 8.000%	33,760	51,311
Total Convertible Preferred Stocks (Identified Cost $389,297)		479,004

	Par Value
Convertible Bonds and Notes—82.3%
Airlines—2.2%
Air Canada 4.000%, 7/1/25	$10,395	16,095
JetBlue Airways Corp. 144A 0.500%, 4/1/26(1)	22,360	22,282
Southwest Airlines Co. 1.250%, 5/1/25	18,710	28,334
		66,711

Auto Manufacturers—3.1%
Ford Motor Co. 144A 0.000%, 3/15/26(1)	37,960	41,970
NIO, Inc. 144A 0.500%, 2/1/27(1)	17,025	15,986
Tesla, Inc. 2.000%, 5/15/24	3,110	34,012
		91,968

Biotechnology—4.6%
Apellis Pharmaceuticals, Inc. 3.500%, 9/15/26	12,095	22,300
Bridgebio Pharma, Inc. 144A 2.250%, 2/1/29(1)	17,800	17,189
Exact Sciences Corp. 0.375%, 3/15/27	15,545	20,568
Guardant Health, Inc. 144A 0.000%, 11/15/27(1)	10,915	12,423
Halozyme Therapeutics, Inc. 144A 0.250%, 3/1/27(1)	19,150	17,774
	Par Value	Value

Biotechnology—continued
Illumina, Inc. 0.000%, 8/15/23	$9,270	$11,669
Insmed, Inc. 0.750%, 6/1/28	13,830	15,204
NeoGenomics, Inc. 0.250%, 1/15/28	21,035	20,430
		137,557

Commercial Services—4.3%
Chegg, Inc. 144A 0.000%, 9/1/26(1)	18,810	19,544
Repay Holdings Corp. 144A 0.000%, 2/1/26(1)	19,545	19,350
Sabre GLBL, Inc. 4.000%, 4/15/25	6,165	11,220
Shift4 Payments, Inc. 144A 0.000%, 12/15/25(1)	21,750	29,321
Square, Inc.
0.500%, 5/15/23	4,155	13,002
0.125%, 3/1/25	3,695	7,609
144A 0.000%, 5/1/26(1)	8,355	9,426
144A 0.250%, 11/1/27(1)	17,200	19,952
		129,424

Computers—1.6%
Pure Storage, Inc. 0.125%, 4/15/23	17,020	17,807
Western Digital Corp. 1.500%, 2/1/24	5,600	5,981
Zscaler, Inc. 144A 0.125%, 7/1/25(1)	15,835	24,691
		48,479

Diversified Financial Services—0.9%
Coinbase Global, Inc. 144A 0.500%, 6/1/26(1)	12,040	12,196
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 0.000%, 8/15/23	12,425	15,283
		27,479

Electronics—1.2%
II-VI, Inc. 0.250%, 9/1/22	8,650	13,641
See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Electronics—continued
Itron, Inc. 144A 0.000%, 3/15/26(1)	$19,890	$20,531
		34,172

Energy-Alternate Sources—2.3%
Enphase Energy, Inc.
144A 0.000%, 3/1/26(1)	16,060	15,699
144A 0.000%, 3/1/28(1)	15,925	15,433
Plug Power, Inc. 3.750%, 6/1/25	1,945	13,214
SolarEdge Technologies, Inc. 144A 0.000%, 9/15/25(1)	8,165	10,227
Sunnova Energy International, Inc. 144A 0.250%, 12/1/26(1)	12,055	14,990
		69,563

Entertainment—3.5%
DraftKings, Inc. 144A 0.000%, 3/15/28(1)	27,615	24,881
IMAX Corp. 144A 0.500%, 4/1/26(1)	19,895	20,740
Live Nation Entertainment, Inc. 2.000%, 2/15/25	30,390	33,915
Vail Resorts, Inc. 144A 0.000%, 1/1/26(1)	24,255	25,165
		104,701

Equity Real Estate Investment Trusts (REITs)—0.7%
Pebblebrook Hotel Trust 1.750%, 12/15/26	18,195	20,633
Healthcare-Products—5.7%
CONMED Corp. 2.625%, 2/1/24	11,425	18,408
Envista Holdings Corp. 2.375%, 6/1/25	12,335	26,273
Insulet Corp. 0.375%, 9/1/26	17,895	24,326
NanoString Technologies, Inc. 2.625%, 3/1/25	7,235	11,409
Natera, Inc. 2.250%, 5/1/27	7,900	23,888
Novocure Ltd. 144A 0.000%, 11/1/25(1)	17,985	26,989
Omnicell, Inc. 144A 0.250%, 9/15/25(1)	13,685	22,163
Repligen Corp. 0.375%, 7/15/24	8,830	15,806
		169,262

Healthcare-Services—2.6%
Accolade, Inc. 144A 0.500%, 4/1/26(1)	14,930	18,998
	Par Value	Value

Healthcare-Services—continued
Anthem, Inc. 2.750%, 10/15/42	$2,245	$12,118
Nevro Corp. 2.750%, 4/1/25	1,675	2,894
Oak Street Health, Inc. 144A 0.000%, 3/15/26(1)	22,955	23,455
Teladoc Health, Inc. 1.250%, 6/1/27	17,395	19,472
		76,937

Internet—16.5%
Airbnb, Inc. 144A 0.000%, 3/15/26(1)	24,455	23,049
Booking Holdings, Inc. 0.750%, 5/1/25	22,515	31,836
Etsy, Inc.
144A 0.125%, 9/1/27(1)	23,335	30,044
144A 0.250%, 6/15/28(1)	3,645	4,017
Eventbrite, Inc. 144A 0.750%, 9/15/26(1)	12,770	12,355
Expedia Group, Inc. 144A 0.000%, 2/15/26(1)	27,635	29,846
FireEye, Inc. 0.875%, 6/1/24	13,200	14,908
Magnite, Inc. 144A 0.250%, 3/15/26(1)	18,715	16,692
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(1)	24,410	46,760
NortonLifeLock, Inc. 144A 2.000%, 8/15/22(1)	8,845	12,135
Okta, Inc. 0.375%, 6/15/26	15,990	19,924
Palo Alto Networks, Inc. 0.750%, 7/1/23	8,750	12,753
Shopify, Inc. 0.125%, 11/1/25	20,315	26,450
Snap, Inc.
0.750%, 8/1/26	6,375	19,197
144A 0.000%, 5/1/27(1)	31,725	33,914
Spotify USA, Inc. 144A 0.000%, 3/15/26(1)	13,125	12,285
TechTarget, Inc. 144A 0.125%, 12/15/25(1)	11,415	14,394
Twitter, Inc.
0.250%, 6/15/24	11,655	15,990
144A 0.000%, 3/15/26(1)	10,890	10,386
Uber Technologies, Inc. 144A 0.000%, 12/15/25(1)	33,315	33,782
Wayfair, Inc.
1.000%, 8/15/26	4,690	10,320
144A 0.625%, 10/1/25(1)	13,340	14,207
Zendesk, Inc. 0.625%, 6/15/25	11,315	16,478
	Par Value	Value

Internet—continued
Zillow Group, Inc. 2.750%, 5/15/25	$15,675	$30,909
		492,631

Iron & Steel—0.5%
Cleveland-Cliffs, Inc. 1.500%, 1/15/25	5,795	16,154
Leisure Time—2.6%
Callaway Golf Co. 2.750%, 5/1/26	9,940	20,259
NCL Corp., Ltd. 144A 5.375%, 8/1/25(1)	11,015	20,031
Royal Caribbean Cruises Ltd.
144A 4.250%, 6/15/23(1)	11,270	15,356
144A 2.875%, 11/15/23(1)	18,140	22,743
		78,389

Machinery-Diversified—1.1%
Chart Industries, Inc. 144A 1.000%, 11/15/24(1)	6,230	15,766
Middleby Corp. (The) 144A 1.000%, 9/1/25(1)	12,290	17,691
		33,457

Media—2.6%
DISH Network Corp.
3.375%, 8/15/26	11,770	12,011
144A 0.000%, 12/15/25(1)	23,570	27,447
Liberty Broadband Corp. 144A 2.750%, 9/30/50(1)	21,155	22,211
Liberty Media Corp. 1.375%, 10/15/23	12,295	16,337
		78,006

Mining—0.9%
MP Materials Corp. 144A 0.250%, 4/1/26(1)	10,410	11,178
SSR Mining, Inc. 2.500%, 4/1/39	12,185	14,729
		25,907

Oil, Gas & Consumable Fuels—2.5%
EQT Corp. 1.750%, 5/1/26	23,090	38,459
Pioneer Natural Resources Co. 0.250%, 5/15/25	23,080	36,824
		75,283

See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Par Value	Value

Pharmaceuticals—1.7%
Dexcom, Inc. 0.750%, 12/1/23	$8,730	$22,687
Jazz Investments I Ltd. 2.000%, 6/15/26	20,700	27,531
		50,218

Private Equity—0.9%
Colony Capital Operating Co. LLC 144A 5.750%, 7/15/25(1)	7,660	27,011
Retail—3.3%
American Eagle Outfitters, Inc. 3.750%, 4/15/25	3,835	16,736
Burlington Stores, Inc. 2.250%, 4/15/25	17,515	27,827
Dick’s Sporting Goods, Inc. 3.250%, 4/15/25	5,520	16,336
RH 0.000%, 9/15/24	6,200	19,839
Vroom, Inc. 144A 0.750%, 7/1/26(1)	16,550	17,096
		97,834

Semiconductors—4.2%
Cree, Inc.
0.875%, 9/1/23	3,575	5,957
1.750%, 5/1/26	3,150	6,837
MACOM Technology Solutions Holdings, Inc. 144A 0.250%, 3/15/26(1)	20,630	21,674
Microchip Technology, Inc. 0.125%, 11/15/24	37,530	42,221
ON Semiconductor Corp. 144A 0.000%, 5/1/27(1)	20,465	21,296
Synaptics, Inc. 0.500%, 6/15/22	4,975	10,476
Teradyne, Inc. 1.250%, 12/15/23	4,175	17,686
		126,147

Software—11.8%
Atlassian, Inc. 0.625%, 5/1/23	5,195	16,317
Bentley Systems, Inc. 144A 0.125%, 1/15/26(1)	17,975	21,414
Bill.com Holdings, Inc. 144A 0.000%, 12/1/25(1)	19,750	26,366
	Par Value	Value

Software—continued
Blackline, Inc. 144A 0.000%, 3/15/26(1)	$18,270	$17,539
Cardlytics, Inc. 144A 1.000%, 9/15/25(1)	9,415	15,535
Cerence, Inc. 3.000%, 6/1/25	3,590	10,562
Cloudflare, Inc. 0.750%, 5/15/25	6,850	19,505
Coupa Software, Inc. 0.375%, 6/15/26	13,795	15,914
DocuSign, Inc. 144A 0.000%, 1/15/24(1)	14,250	14,677
Five9, Inc. 144A 0.500%, 6/1/25(1)	10,370	15,328
HubSpot, Inc. 0.375%, 6/1/25	14,425	30,531
MongoDB, Inc. 0.250%, 1/15/26	9,645	17,403
Nutanix, Inc. 0.000%, 1/15/23	7,270	7,679
Palo Alto Networks, Inc. 0.375%, 6/1/25	28,720	39,059
RingCentral, Inc. 0.000%, 3/1/25	13,655	15,080
Splunk, Inc. 1.125%, 9/15/25	11,830	14,433
Tyler Technologies, Inc. 144A 0.250%, 3/15/26(1)	15,475	16,914
Workday, Inc. 0.250%, 10/1/22	8,485	14,027
Zynga, Inc.
0.250%, 6/1/24	7,975	10,976
144A 0.000%, 12/15/26(1)	12,400	13,222
		352,481

Telecommunications—0.8%
Viavi Solutions, Inc. 1.000%, 3/1/24	16,885	23,797
Transportation—0.2%
Seaspan Corp. 144A 3.750%, 12/15/25(1)	5,675	6,901
Total Convertible Bonds and Notes (Identified Cost $2,043,699)		2,461,102

Total Long-Term Investments—98.3% (Identified Cost $2,432,996)		2,940,106

	Shares	Value
Short-Term Investment—1.5%
Money Market Mutual Fund—1.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	42,850,649	$42,851
Total Short-Term Investment (Identified Cost $42,851)		42,851

TOTAL INVESTMENTS—99.8% (Identified Cost $2,475,847)		$2,982,957
Other assets and liabilities, net—0.2%		7,286
NET ASSETS—100.0%		$2,990,243

Abbreviations:
LLC	Limited Liability Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, these securities amounted to a value of $1,257,218 or 42.0% of net assets.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	91%
Jersey	3
Canada	2
Bermuda	2
Liberia	1
Cayman Islands	1
Total	100%
† % of total investments as of June 30, 2021.
See Notes to Schedule of Investments

VIRTUS AllianzGI Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Convertible Bonds and Notes	$2,461,102	$—	$2,461,102
Equity Securities:
Convertible Preferred Stocks	479,004	404,423	74,581
Money Market Mutual Fund	42,851	42,851	—
Total Investments	$2,982,957	$447,274	$2,535,683
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI CONVERTIBLE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.